33 Post balance sheet events (Details) - shares		12 Months Ended
	Mar. 02, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PostBalanceSheetEventLineItems [Line Items]
Weighted average number of shares outstanding - basic and diluted		18,330,588	3,056,303	2,565,866
Events After Reporting Period [member] | Pre-Split [Member] | Employee Share Option Plans [Member]
PostBalanceSheetEventLineItems [Line Items]
Weighted average number of shares outstanding - basic and diluted	366,611,759
Ordinary shares outstanding	469,899,613
Outstanding employee share options	6,720,722
Events After Reporting Period [member] | Pre-Split [Member] | Employee Share Option Plans [Member] | DARA BioSciences, Inc. [Member]
PostBalanceSheetEventLineItems [Line Items]
Outstanding DARA options	57,150
Outstanding DARA warrants	92,480
Events After Reporting Period [member] | Post-Split [member] | Employee Share Option Plans [Member]
PostBalanceSheetEventLineItems [Line Items]
Weighted average number of shares outstanding - basic and diluted	18,330,588
Ordinary shares outstanding	23,494,981
Outstanding employee share options	336,036
Events After Reporting Period [member] | Post-Split [member] | Employee Share Option Plans [Member] | DARA BioSciences, Inc. [Member]
PostBalanceSheetEventLineItems [Line Items]
Outstanding DARA options	2,857
Outstanding DARA warrants	4,624